Significant Accounting Policies (Details 1) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Weighted average common shares outstanding used to compute net loss per share, basic and diluted	16,159,144	11,602,754
Basic and diluted net loss per common share	$ (1.04)	$ (2.64)
As Previously Reported [Member]
Weighted average common shares outstanding used to compute net loss per share, basic and diluted	18,098,797
Basic and diluted net loss per common share	$ (0.92)